Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Loans, including fees	$ 263,027	$ 268,588	$ 292,514
Investment securities:
Taxable	87,198	94,885	113,650
Tax-exempt	12,877	11,663	10,091
Other interest income	115	503	1,869
Total interest income	363,217	375,639	418,124
Interest expense:
Savings and interest bearing demand deposits	3,762	5,288	7,783
Time deposits	15,444	23,973	31,556
Securities sold under repurchase agreements	29,171	37,645	42,263
Other borrowings	1,590	998	1,623
Junior subordinated deferrable interest debentures	4,665	6,595	11,073
Total interest expense	54,632	74,499	94,298
Net interest income	308,585	301,140	323,826
Provision for probable loan losses	22,968	27,959	17,318
Net interest income after provision for probable loan losses	285,617	273,181	306,508
Non-interest income:
Service charges on deposit accounts	97,087	93,128	97,968
Other service charges, commissions and fees
Banking	41,075	38,523	50,686
Non-banking	7,116	6,998	7,304
Investment securities transactions, net	9,601	38,446	17,285
Other investments, net	22,383	13,339	16,041
Other income	12,343	10,157	12,209
Total non-interest income	189,605	200,591	201,493
Non-interest expense:
Employee compensation and benefits	119,845	118,041	126,004
Occupancy	31,766	34,608	38,722
Depreciation of bank premises and equipment	26,017	26,756	34,935
Professional fees	13,146	14,369	12,998
Deposit insurance assessments	6,737	7,709	9,047
Net expense, other real estate owned	6,896	8,929	14,817
Amortization of identified intangible assets	4,633	4,651	5,293
Advertising	7,034	7,017	5,807
Early termination fee - securities sold under repurchase agreements	12,303	31,550
Impairment charges (Total other-than-temporary impairment charges, $(431) less loss of $1,805, $(916) less gain of $(123), and $(1,003) less loss of $26, included in other comprehensive (loss) income)	1,374	1,039	977
Other	62,881	60,703	68,174
Total non-interest expense	292,632	315,372	316,774
Income before income taxes	182,590	158,400	191,227
Provision for income taxes	56,239	50,565	64,078
Net income	126,351	107,835	127,149
Preferred stock dividends and discount accretion		14,362	13,280
Net income available to common shareholders	$ 126,351	$ 93,473	$ 113,869
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	67,195,180	67,236,681	67,506,554
Net income (in dollars per share)	$ 1.88	$ 1.39	$ 1.69
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	67,314,859	67,313,963	67,569,468
Net income (in dollars per share)	$ 1.88	$ 1.39	$ 1.69